Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Portfolio – Partners Core Equity Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 29,857	$ 24,188	$ 19,396	$ 23,468	$ 18,123	$ 15,487	$ 12,234	$ 13,299	$ 11,039	$ 10,058	$ 10,000
Variable Portfolio – Partners Core Equity Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 29,127	23,661	19,016	23,064	17,854	15,295	12,119	13,202	10,991	10,033	10,000
Variable Portfolio – Partners Core Equity Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 29,491	23,926	19,210	23,266	17,988	15,395	12,182	13,253	11,019	10,046	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000